Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of property, plant and equipment
Supporting Information

	Manufacturing plant, equipment and machinery	Construction- in-progress	Roads and bridges	Other	Total
As at December 31, 2020	$1,449	$138	$37	$33	$1,657
Acquisitions (note 3)	2,163	118	—	20	2,301
Additions[2]	472	173	17	3	665
Amortization[1]	(497)	—	(13)	—	(510)
Foreign exchange	(8)	(1)	—	—	(9)
Disposals	(4)	—	—	—	(4)
Transfers	176	(176)	—	—	—
As at December 31, 2021	$3,751	$252	$41	$56	$4,100

As at December 31, 2021
Cost	$6,500	$252	$140	$62	$6,954
Accumulated amortization	(2,749)	—	(99)	(6)	(2,854)
Net	$3,751	$252	$41	$56	$4,100

As at December 31, 2021	$3,751	$252	$41	$56	$4,100
Additions	117	343	16	6	482
Amortization[1]	(494)	—	(13)	—	(507)
Impairment (note 16)	(43)	(3)	—	(2)	(48)
Foreign exchange	(37)	(2)	—	(1)	(40)
Disposals	(3)	(2)	—	—	(5)
Transfers	229	(229)	—	—	—
As at December 31, 2022	$3,520	$359	$44	$59	$3,982

As at December 31, 2022
Cost	$6,702	$359	$157	$65	$7,283
Accumulated amortization	(3,182)	—	(113)	(6)	(3,301)
Net	$3,520	$359	$44	$59	$3,982
1.Amortization of $499 million relates to cost of products sold and $8 million relates to selling, general and administration expense (2021 - $506 million and $4 million, respectively).
2.Manufacturing plant, equipment and machinery additions for the year ended December 31, 2021 include $276 million relating to the acquisition of the idled OSB mill near Allendale, South Carolina.